Share-based payments transactions - Disclosure of Number and Weighted Average Exercise Prices of Outstanding Share Options (Details) - Global Blue Management Incentive Plan - SOP 2020 MOD
shares in Thousands
Feb. 22, 2024 $ / shares shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	5,584
Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	2,173
Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	683
Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	1,365
Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	1,363
Exercise price range one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 6.00
Number of share options granted in share-based payment arrangement (in shares)	1,842
Exercise price range one | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	716
Exercise price range one | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	225
Exercise price range one | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	450
Exercise price range one | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	450
Exercise price range two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 7.50
Number of share options granted in share-based payment arrangement (in shares)	1,535
Exercise price range two | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	597
Exercise price range two | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	188
Exercise price range two | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	375
Exercise price range two | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	375
Exercise price range three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 9.00
Number of share options granted in share-based payment arrangement (in shares)	1,245
Exercise price range three | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	485
Exercise price range three | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	152
Exercise price range three | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	304
Exercise price range three | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	304
Exercise price range four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 10.50
Number of share options granted in share-based payment arrangement (in shares)	962
Exercise price range four | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	375
Exercise price range four | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	118
Exercise price range four | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	235
Exercise price range four | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	235